Pension Plans and Postretirement Benefits - Schedule of Expected Pension Benefit Payments (Details) - U.S. $ in Thousands	Nov. 30, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2022	$ 13,461
2023	12,407
2024	13,559
2025	13,104
2026	13,820
2027 – 2031	$ 70,236